Consolidated Balance Sheets - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Assets [Abstract]
Cash and due from banks	$ 4,580,000	$ 10,087,000
Interest-bearing demand deposits	3,213,000	2,119,000
Federal funds sold	1,386,000	0
Total cash and cash equivalents	9,179,000	12,206,000
Interest-bearing time deposits	10,369,000	18,285,000
Debt securities available-for-sale, at fair value	116,053,000	118,439,000
Marketable equity securities, at fair value	268,000	322,000
Restricted investments in bank stock, at cost	2,300,000	1,085,000
Loans	436,339,000	387,924,000
Allowance for credit losses	(4,379,000)	(3,861,000)
Net loans	431,960,000	384,063,000
Premises and equipment, net	8,251,000	8,545,000
Interest Receivable	1,804,000	1,603,000
Other real estate owned	0	56,000
Bank owned life insurance	12,966,000	12,708,000
Net deferred tax asset	2,247,000	1,949,000
Other assets	1,305,000	1,327,000
Total Assets	596,702,000	560,588,000
Liabilities
Noninterest-bearing	69,746,000	74,979,000
Interest-bearing	419,783,000	397,758,000
Total deposits	489,529,000	472,737,000
Repurchase agreements	1,143,000	1,231,000
Federal funds purchased	0	435,000
Federal Home Loan Bank advances	43,050,000	15,700,000
Accrued interest payable	1,736,000	1,374,000
Other liabilities	5,327,000	4,825,000
Total Liabilities	540,785,000	505,802,000
Commitments and Contingencies
Redeemable Common Stock Held By Employee Stock Ownership Plan	1,877,000	1,764,000
Stockholders' Equity
Common stock, par value $1.00 per share; authorized 5,000,000 shares; issued 2,160,000 shares; outstanding 1,858,536 and 1,858,536 shares at December 31, 2024 and 2023, respectively	2,160,000	2,160,000
Capital surplus	1,899,000	1,899,000
Retained earnings	64,013,000	62,227,000
Accumulated other comprehensive loss	(4,424,000)	(3,769,000)
Treasury stock, at cost: 2024: 301,464 shares; 2023: 301,464 shares	(7,731,000)	(7,731,000)
Total Stockholders' Equity	55,917,000	54,786,000
Less maximum cash obligation to ESOP shares	1,877,000	1,764,000
Total Stockholders’ Equity Less Maximum Cash Obligations Related to ESOP Shares	54,040,000	53,022,000
Total Liabilities and Stockholders' Equity	596,702,000	560,588,000
Federal Reserve Bank Advances [Member]
Liabilities
Federal Reserve Bank borrowings	$ 0	$ 9,500,000